SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses:
General and administrative expenses	¥ 2,508	$ 344	¥ 2,086	¥ 1,675
Total operating costs and expenses	19,050	2,610	17,568	14,705
Loss from operations	5,200	713	4,714	(294)
Interest income	210	29	248	87
Interest expense	318	44	385	409
Foreign exchange loss	(272)	(37)	90	(641)
Other income, net	51	7	573	10
Net (loss) income attributable to H World Group Limited	3,048	418	4,085	(1,821)
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	28	4	175	112
Comprehensive (loss) income attributable to H World Group Limited	3,044	418	4,239	(1,630)
Parent Company
Operating costs and expenses:
General and administrative expenses	340	47	154	93
Total operating costs and expenses	340	47	154	93
Loss from operations	(340)	(47)	(154)	(93)
Interest income	64	9	69	15
Interest expense	112	15	122	130
Foreign exchange loss	(23)	(3)	(108)	(223)
Other income, net	93	13	61	6
(Loss) gain from fair value changes of equity securities, net	4	0	(15)	(1)
(Loss) income in investment in subsidiaries	3,362	461	4,354	(1,395)
Net (loss) income attributable to H World Group Limited	3,048	418	4,085	(1,821)
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil	(4)	0	154	191
Comprehensive (loss) income attributable to H World Group Limited	¥ 3,044	$ 418	¥ 4,239	¥ (1,630)